Employee benefits liabilities - employer contributions (Details) - 6 months ended Jun. 30, 2020 € in Millions, $ in Millions	EUR (€)	USD ($)
Disclosure of employee benefits [Abstract]
Employer contributions	€ 99
Accelerated discretionary pension contribution	€ 68	$ 75